Pensions and post-retirement benefits - Income statement charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Current service cost	£ 227	£ 247	£ 243
Net finance (income)/cost	(122)	(26)	(40)
Past service cost	20	0	(4)
Other movements	3	3	1
Total	£ 128	£ 224	£ 200